Summary of Significant Accounting Policies - Basis of Presentation and Plan Investments - Investment Income (Details) - LONG-TERM SAVINGS PLAN - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies
Plan's interest in investment income of the Trust	$ 47,448,162	$ 16,008,081
Trust Balances
Summary of Significant Accounting Policies
Interest and dividends	9,944,398	7,046,512
Net appreciation in fair value of investments	92,895,121	46,586,715
Total investment income	$ 102,839,519	$ 53,633,227